STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

December 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 129.4%
Advertising - 2.4%
Advantage Sales & Marketing, Sr. Scd. Notes	6.50	11/15/2028	840,000	[b]	889,875
Clear Channel International, Sr. Scd. Notes	6.63	8/1/2025	1,205,000	[b]	1,275,794
Outfront Media Capital, Gtd. Notes	5.00	8/15/2027	975,000	[b]	993,710
Terrier Media Buyer, Gtd. Notes	8.88	12/15/2027	2,248,000	[b,c]	2,482,635
				5,642,014
Aerospace & Defense - 1.7%
TransDigm, Gtd. Notes	6.50	5/15/2025	650,000	[c]	669,094
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	1,440,000	[b,c]	1,535,407
TransDigm, Sr. Scd. Notes	8.00	12/15/2025	310,000	[b,c]	343,353
TransDigm UK Holdings, Gtd. Notes	6.88	5/15/2026	1,440,000	[c]	1,525,932
				4,073,786
Airlines - .6%
American Airlines, Sr. Scd. Notes	11.75	7/15/2025	1,155,000	[b,c]	1,333,736
Automobiles & Components - 6.3%
American Axle & Manufacturing, Gtd. Notes	6.25	4/1/2025	1,110,000	[c]	1,150,237
American Axle & Manufacturing, Gtd. Notes	6.88	7/1/2028	780,000	[c]	841,948
Clarios Global, Gtd. Notes	8.50	5/15/2027	2,905,000	[b,c]	3,160,812
Clarios Global, Sr. Scd. Notes	6.25	5/15/2026	835,000	[b,c]	896,581
Dealer Tire, Sr. Unscd. Notes	8.00	2/1/2028	2,970,000	[b,c]	3,136,543
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	525,000	[c]	549,609
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	1,055,000	[c]	1,191,280
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	1,030,000	[c]	1,267,039
Ford Motor Credit, Sr. Unscd. Notes	4.27	1/9/2027	200,000	[c]	210,000
Ford Motor Credit, Sr. Unscd. Notes	5.11	5/3/2029	1,620,000	[c]	1,806,219
Ford Motor Credit, Sr. Unscd. Notes	5.13	6/16/2025	445,000	[c]	484,405
IHO Verwaltungs, Sr. Scd. Notes	6.38	5/15/2029	200,000	[b]	220,712
				14,915,385
Building Materials - 2.7%
Cornerstone Building Brands, Gtd. Notes	6.13	1/15/2029	220,000	[b,c]	234,163
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	2,490,000	[b,c]	2,623,837
CP Atlas Buyer, Sr. Unscd. Notes	7.00	12/1/2028	1,275,000	[b]	1,325,203
Griffon, Gtd. Notes	5.75	3/1/2028	1,215,000	[c]	1,286,916

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 129.4% (continued)
Building Materials - 2.7% (continued)
U.S. Concrete, Gtd. Notes		5.13	3/1/2029	949,000	[b,c]	979,249
					6,449,368
Chemicals - 4.4%
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	230,000	[b,c]	230,575
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	1,530,000	[b,c]	1,553,906
CVR Partners, Scd. Notes		9.25	6/15/2023	2,320,000	[b,c]	2,325,313
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,995,000	[b,c]	2,190,759
Kraton Polymers, Gtd. Notes		7.00	4/15/2025	335,000	[b,c]	352,923
Venator Finance, Gtd. Notes		5.75	7/15/2025	1,670,000	[b,c]	1,564,581
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	2,120,000	[b,c]	2,321,400
					10,539,457
Collateralized Loan Obligations Debt - 5.8%
Battalion VII CLO, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%		6.53	7/17/2028	375,000	[b,d]	373,086
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.80%		6.04	4/15/2030	1,000,000	[b,d]	971,710
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		5.22	4/18/2031	2,000,000	[b,c,d]	1,863,737
Crown Point 8 CLO, Ser. 2019-8A, Cl. E, 3 Month LIBOR +7.10%		7.32	10/20/2032	2,000,000	[b,d]	2,005,498
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. E, 3 Month EURIBOR +6.16% @ Floor	EUR	6.16	4/25/2032	1,000,000	[b,d]	1,216,240
Northwoods Capital 19 CLO, Ser. 2020-21A, Cl. E, 3 Month EURIBOR +6.86% @ Floor	EUR	6.86	6/16/2033	1,500,000	[b,d]	1,837,991
Octagon Investment Partners 33 CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		6.52	1/20/2031	1,525,000	[b,c,d]	1,483,457
Octagon Investment Partners 39 CLO, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		5.97	10/20/2030	2,000,000	[b,c,d]	1,939,978
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.27	4/17/2031	2,000,000	[b,d]	1,765,641
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		6.07	5/20/2031	375,000	[b,d]	351,768
					13,809,106
Commercial & Professional Services - 4.2%
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	545,000	[b,c]	581,815
APX Group, Sr. Scd. Notes		6.75	2/15/2027	1,630,000	[b,c]	1,754,287
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	1,160,000		1,317,951
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	325,000	[b]	318,094
Nielsen Finance, Gtd. Notes		5.88	10/1/2030	875,000	[b]	991,484

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 129.4% (continued)
Commercial & Professional Services - 4.2% (continued)
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	1,235,000	[b,c]	1,327,625
Sabre GLBL, Sr. Scd. Notes		7.38	9/1/2025	620,000	[b]	673,630
The House of Finance, Sr. Scd. Notes	EUR	4.38	7/15/2026	290,000	[b]	354,794
Verisure Midholding, Gtd. Bonds	EUR	5.75	12/1/2023	420,000	[b]	520,941
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	2,035,000	[b,c]	2,209,247
					10,049,868
Consumer Discretionary - 9.6%
Allen Media, Gtd. Notes		10.50	2/15/2028	2,125,000	[b,c]	2,209,671
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	1,335,000	[b,c]	1,408,425
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	100,000	[b]	104,365
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	1,180,000	[b,c]	1,226,752
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,750,000	[b]	2,154,723
Boyd Gaming, Gtd. Notes		6.38	4/1/2026	235,000	[c]	244,447
Boyd Gaming, Gtd. Notes		8.63	6/1/2025	274,000	[b,c]	305,083
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	580,000	[b,c]	618,428
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	1,370,000	[b,c]	1,518,409
Caesars Resort Collection, Sr. Scd. Notes		5.75	7/1/2025	305,000	[b,c]	323,552
Carnival, Sr. Scd. Bonds	EUR	10.13	2/1/2026	770,000	[b]	1,092,426
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	290,000	[b]	316,496
CCM Merger, Sr. Unscd. Notes		6.38	5/1/2026	225,000	[b]	236,813
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	891,000	[b,c]	922,742
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	2,480,000	[b,c]	2,543,290
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	1,780,000	[b]	1,920,807
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	2,537,000	[b]	2,608,328
Scientific Games International, Gtd. Notes		7.25	11/15/2029	230,000	[b]	252,814
Scientific Games International, Gtd. Notes		8.25	3/15/2026	1,540,000	[b,c]	1,662,130
Scientific Games International, Gtd. Notes		8.63	7/1/2025	455,000	[b,c]	498,794
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	545,000	[b,c]	618,902
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	95,000	[b,c]	106,578
					22,893,975
Consumer Staples - .1%
Kronos Acquisition Holdings, Gtd. Notes		7.00	12/31/2027	165,000	[b]	173,068

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 129.4% (continued)
Consumer Staples - .1% (continued)
Kronos Acquisition Holdings, Sr. Scd. Notes		5.00	12/31/2026	170,000	[b]	177,650
					350,718
Diversified Financials - 6.9%
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	945,000	[b,c]	995,614
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	700,000	[b]	979,985
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	2,340,000	[b,c]	2,252,496
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	910,000	[b]	1,283,015
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,025,000	[b]	1,289,757
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	2,015,000	[c]	2,138,399
Nationstar Mortgage Holdings, Gtd. Notes		5.13	12/15/2030	113,000	[b]	118,251
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	1,680,000	[b,c]	1,771,350
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	1,775,000	[b,c]	1,886,772
Navient, Sr. Unscd. Notes		5.50	1/25/2023	605,000	[c]	634,116
Navient, Sr. Unscd. Notes		5.88	10/25/2024	915,000	[c]	974,475
Navient, Sr. Unscd. Notes		7.25	9/25/2023	855,000	[c]	938,666
Navient, Sr. Unscd. Notes		7.25	1/25/2022	1,025,000	[c]	1,073,047
					16,335,943
Electronic Components - 1.8%
Energizer Holdings, Gtd. Notes		7.75	1/15/2027	1,649,000	[b,c]	1,833,894
Wesco Distribution, Gtd. Notes		7.13	6/15/2025	780,000	[b,c]	858,901
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	1,400,000	[b,c]	1,594,173
					4,286,968
Energy - 17.8%
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	790,000	[b,c]	777,656
Antero Midstream Partners, Gtd. Notes		7.88	5/15/2026	555,000	[b]	574,469
Antero Resources, Gtd. Notes		5.63	6/1/2023	340,000		333,625
Antero Resources, Sr. Unscd. Notes		8.38	7/15/2026	222,000	[b]	227,148
Apache, Sr. Unscd. Notes		5.10	9/1/2040	893,000	[c]	959,417
Apache, Sr. Unscd. Notes		5.35	7/1/2049	220,000	[c]	226,277
Archrock Partners, Gtd. Notes		6.25	4/1/2028	528,000	[b]	550,947
Blue Racer Midstream, Sr. Unscd. Notes		6.63	7/15/2026	1,620,000	[b,c]	1,636,200
Blue Racer Midstream, Sr. Unscd. Notes		7.63	12/15/2025	850,000	[b]	907,375
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	2,060,000	[b,c]	2,043,262

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 129.4% (continued)
Energy - 17.8% (continued)
Crestwood Midstream Partners, Gtd. Notes	6.25	4/1/2023	510,000	[c]	512,231
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	2,520,000	[b,c]	2,575,125
CVR Energy, Gtd. Bonds	5.75	2/15/2028	1,460,000	[b,c]	1,387,000
DCP Midstream Operating, Gtd. Notes	5.38	7/15/2025	1,670,000	[c]	1,838,161
Double Eagle Finance, Sr. Unscd. Notes	7.75	12/15/2025	1,095,000	[b]	1,163,854
Endeavor Energy Resources, Sr. Unscd. Notes	6.63	7/15/2025	222,000	[b,c]	237,886
EnLink Midstream, Gtd. Notes	5.63	1/15/2028	113,000	[b]	115,710
Enviva Partners, Gtd. Notes	6.50	1/15/2026	1,845,000	[b,c]	1,963,772
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	510,000	[c]	558,440
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	485,000	[b,c]	531,681
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	605,000	[b,c]	682,107
EQT, Sr. Unscd. Notes	5.00	1/15/2029	125,000		132,103
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,745,000	[c]	2,674,659
Genesis Energy, Gtd. Notes	7.75	2/1/2028	785,000	[c]	752,375
Genesis Energy, Gtd. Notes	8.00	1/15/2027	925,000		922,687
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	775,000	[c]	674,978
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	125,000	[c]	106,500
Occidental Petroleum, Sr. Unscd. Notes	5.88	9/1/2025	185,000		197,303
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	630,000		675,801
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	477,000		505,322
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	800,000		838,800
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	610,000		660,325
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	1,410,000		1,575,675
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	2,735,000		3,215,334
Ovintiv, Gtd. Notes	6.63	8/15/2037	335,000		374,525
Ovintiv Exploration, Gtd. Notes	5.63	7/1/2024	675,000		725,012
PBF Holding, Sr. Scd. Notes	9.25	5/15/2025	2,072,000	[b,c]	2,034,963
PDC Energy, Gtd. Notes	5.75	5/15/2026	150,000	[c]	155,156
PDC Energy, Gtd. Notes	6.13	9/15/2024	905,000	[c]	931,684
Precision Drilling, Gtd. Notes	7.13	1/15/2026	250,000	[b,c]	218,390
Precision Drilling, Gtd. Notes	7.75	12/15/2023	455,000	[c]	419,453
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	1,070,000	[c]	1,124,035

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 129.4% (continued)
Energy - 17.8% (continued)
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	475,000	[c]	516,266
Targa Resources Partners, Gtd. Notes	6.88	1/15/2029	1,250,000	[c]	1,410,156
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	1,738,000	[c]	1,819,469
				42,463,314
Environmental Control - 2.1%
Covanta Holding, Sr. Unscd. Notes	5.88	7/1/2025	2,270,000	[c]	2,369,074
Harsco, Gtd. Notes	5.75	7/31/2027	1,570,000	[b,c]	1,663,219
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	920,000	[b,c]	943,373
				4,975,666
Food Products - 1.8%
Albertsons, Gtd. Notes	7.50	3/15/2026	495,000	[b,c]	554,858
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/2031	2,390,000	[c]	2,999,450
United Natural Foods, Gtd. Notes	6.75	10/15/2028	785,000	[b]	822,272
				4,376,580
Forest Products & Paper - .4%
Mercer International, Sr. Unscd. Notes	7.38	1/15/2025	980,000	[c]	1,021,665
Health Care - 12.7%
Bausch Health, Gtd. Notes	5.25	2/15/2031	280,000	[b]	293,047
Bausch Health, Gtd. Notes	5.25	1/30/2030	480,000	[b]	503,338
Bausch Health, Gtd. Notes	6.13	4/15/2025	1,340,000	[b,c]	1,382,424
Bausch Health, Gtd. Notes	6.25	2/15/2029	1,150,000	[b,c]	1,250,843
Bausch Health, Gtd. Notes	7.25	5/30/2029	650,000	[b,c]	731,767
Bausch Health, Gtd. Notes	9.00	12/15/2025	2,055,000	[b,c]	2,276,848
Bausch Health Americas, Gtd. Notes	9.25	4/1/2026	1,850,000	[b,c]	2,065,155
CHEPLAPHARM Arzneimittel, Sr. Scd. Notes	5.50	1/15/2028	1,455,000	[b]	1,522,294
Community Health Systems, Sr. Scd. Notes	6.00	1/15/2029	300,000	[b]	324,453
Community Health Systems, Sr. Scd. Notes	6.63	2/15/2025	1,604,000	[b,c]	1,691,185
Community Health Systems, Sr. Scd. Notes	8.63	1/15/2024	480,000	[b,c]	501,300
Legacy LifePoint Health, Sr. Scd. Notes	6.75	4/15/2025	410,000	[b]	441,287
LifePoint Health, Gtd. Notes	5.38	1/15/2029	490,000	[b]	490,269
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	7.25	2/1/2028	2,395,000	[b,c]	2,531,216
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	7.38	6/1/2025	755,000	[b,c]	805,491
Prime Healthcare Services, Sr. Scd. Notes	7.25	11/1/2025	905,000	[b]	963,101
RP Escrow Issuer, Sr. Scd. Notes	5.25	12/15/2025	242,000	[b]	253,415

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 129.4% (continued)
Health Care - 12.7% (continued)
Select Medical, Gtd. Notes	6.25	8/15/2026	985,000	[b,c]	1,062,283
Surgery Center Holdings, Gtd. Notes	6.75	7/1/2025	535,000	[b]	546,034
Surgery Center Holdings, Gtd. Notes	10.00	4/15/2027	1,000,000	[b]	1,106,875
Tenet Healthcare, Gtd. Notes	6.13	10/1/2028	1,565,000	[b,c]	1,636,254
Tenet Healthcare, Scd. Notes	6.25	2/1/2027	1,680,000	[b,c]	1,783,144
Tenet Healthcare, Sr. Scd. Notes	7.50	4/1/2025	170,000	[b,c]	185,966
Tenet Healthcare, Sr. Unscd. Notes	6.75	6/15/2023	2,060,000	[c]	2,218,208
U.S. Renal Care, Sr. Unscd. Notes	10.63	7/15/2027	600,000	[b]	664,500
West Street Merger Sub, Sr. Unscd. Notes	6.38	9/1/2025	2,850,000	[b,c]	2,926,594
				30,157,291
Industrial - 5.1%
ATS Automation Tooling Systems, Gtd. Notes	6.50	6/15/2023	725,000	[b]	737,778
Bombardier, Sr. Unscd. Notes	6.00	10/15/2022	350,000	[b]	344,453
Bombardier, Sr. Unscd. Notes	6.13	1/15/2023	785,000	[b,c]	768,122
Bombardier, Sr. Unscd. Notes	7.88	4/15/2027	565,000	[b]	520,348
Brand Industrial Services, Sr. Unscd. Notes	8.50	7/15/2025	2,020,000	[b,c]	2,067,975
Gates Global, Gtd. Notes	6.25	1/15/2026	1,890,000	[b,c]	1,987,656
Husky III Holding, Sr. Unscd. Notes	13.00	2/15/2025	2,085,000	[b,c]	2,273,953
Stevens Holding, Gtd. Notes	6.13	10/1/2026	415,000	[b,c]	449,677
Titan Acquisition, Sr. Unscd. Notes	7.75	4/15/2026	1,285,000	[b,c]	1,333,187
Welbilt, Gtd. Notes	9.50	2/15/2024	1,600,000	[c]	1,656,664
				12,139,813
Information Technology - 3.0%
Ascend Learning, Sr. Unscd. Notes	6.88	8/1/2025	565,000	[b,c]	583,303
Ascend Learning, Sr. Unscd. Notes	6.88	8/1/2025	1,970,000	[b,c]	2,031,356
Boxer Parent, Sr. Scd. Notes	7.13	10/2/2025	440,000	[b,c]	478,231
BY Crown Parent, Gtd. Notes	7.38	10/15/2024	1,030,000	[b,c]	1,051,779
Rackspace Technology Global, Gtd. Notes	5.38	12/1/2028	560,000	[b]	587,762
The Dun & Bradstreet, Gtd. Notes	10.25	2/15/2027	1,551,000	[b,c]	1,752,343
Veritas Bermuda, Sr. Unscd. Notes	10.50	2/1/2024	655,000	[b]	668,536
				7,153,310
Insurance - 3.8%
Alliant Holdings Intermediate, Sr. Unscd. Notes	6.75	10/15/2027	725,000	[b,c]	776,975
AmWINS Group, Gtd. Notes	7.75	7/1/2026	2,085,000	[b,c]	2,246,504
AssuredPartners, Sr. Unscd. Notes	5.63	1/15/2029	30,000	[b]	31,350
AssuredPartners, Sr. Unscd. Notes	7.00	8/15/2025	1,765,000	[b,c]	1,834,832
GTCR AP Finance, Sr. Unscd. Notes	8.00	5/15/2027	675,000	[b,c]	734,704
HUB International, Sr. Unscd. Notes	7.00	5/1/2026	1,535,000	[b,c]	1,606,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 129.4% (continued)
Insurance - 3.8% (continued)
USI, Sr. Unscd. Notes		6.88	5/1/2025	1,680,000	[b,c]	1,727,233
					8,958,428
Materials - 5.7%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	620,000	[b]	774,765
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	283,000		353,643
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	1,357,000	[b]	1,450,294
Ardagh Packaging Finance, Gtd. Notes		5.25	8/15/2027	1,960,000	[b,c]	2,059,588
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	465,000	[b,c]	488,627
Graham Packaging, Gtd. Notes		7.13	8/15/2028	1,925,000	[b,c]	2,130,734
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	1,355,000	[b,c]	1,528,609
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	865,000	[b,c]	899,600
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	2,875,000	[b,c]	2,907,344
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	855,000	[b,c]	937,743
					13,530,947
Media - 7.3%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	1,540,000	[b,c]	1,627,087
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	970,000	[b,c]	1,064,580
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,735,000	[b,c]	1,953,549
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	235,000	[b,c]	191,378
DISH DBS, Gtd. Notes		7.38	7/1/2028	2,005,000	[c]	2,137,831
Gray Television, Gtd. Notes		4.75	10/15/2030	1,040,000	[b]	1,057,550
Meredith, Sr. Scd. Notes		6.50	7/1/2025	607,000	[b,c]	645,317
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	760,000	[b,c]	796,906
Nexstar Broadcasting, Sr. Unscd. Notes		4.75	11/1/2028	1,440,000	[b,c]	1,509,300
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	703,000	[b,c]	739,468
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	970,000	[b,c]	1,014,571
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	1,005,000	[b]	1,058,747
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	1,242,443	[b]	1,577,421
TEGNA, Gtd. Notes		5.00	9/15/2029	870,000	[c]	919,901
The EW Scripps Company, Gtd. Notes		5.13	5/15/2025	350,000	[b]	357,914
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	655,000	[b]	687,930
					17,339,450
Metals & Mining - 2.0%
Arconic, Scd. Notes		6.13	2/15/2028	1,445,000	[b,c]	1,560,600
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	1,009,000	[b]	1,089,720

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 129.4% (continued)
Metals & Mining - 2.0% (continued)
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	1,520,000	[b,c]	1,581,750
Kaiser Aluminum, Gtd. Notes		6.50	5/1/2025	445,000	[b,c]	477,263
					4,709,333
Real Estate - 2.5%
Greystar Real Estate Partners, Sr. Scd. Notes		5.75	12/1/2025	835,000	[b,c]	857,962
Iron Mountain, Gtd. Notes		5.25	7/15/2030	630,000	[b,c]	681,187
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	3,465,000	[b,c]	3,462,834
Starwood Property Trust, Sr. Unscd. Notes		5.50	11/1/2023	975,000	[b]	1,020,094
					6,022,077
Retailing - 4.5%
99 Escrow Issuer, Sr. Scd. Notes		7.50	1/15/2026	110,000	[b]	109,588
Golden Nugget, Gtd. Notes		8.75	10/1/2025	565,000	[b]	585,481
Golden Nugget, Sr. Unscd. Notes		6.75	10/15/2024	645,000	[b]	641,175
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	1,780,000	[b]	1,855,125
Macy's, Sr. Scd. Notes		8.38	6/15/2025	2,025,000	[b,c]	2,250,990
Staples, Sr. Scd. Notes		7.50	4/15/2026	2,225,000	[b,c]	2,327,216
Staples, Sr. Unscd. Notes		10.75	4/15/2027	595,000	[b]	592,769
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	2,270,000	[b,c]	2,424,644
					10,786,988
Technology Hardware & Equipment - 3.6%
Austin Bidco, Sr. Unscd. Notes		7.13	12/15/2028	685,000	[b]	716,253
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,245,000	[b]	1,592,439
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	1,975,000	[b,c]	2,135,409
Diebold Nixdorf, Gtd. Notes		8.50	4/15/2024	825,000		836,344
Everi Payments, Gtd. Notes		7.50	12/15/2025	940,000	[b,c]	978,676
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	2,170,000	[b,c]	2,245,516
					8,504,637
Telecommunication Services - 9.4%
Altice France, Sr. Scd. Notes		8.13	2/1/2027	1,305,000	[b,c]	1,440,270
Altice France Holding, Gtd. Notes		6.00	2/15/2028	1,620,000	[b]	1,643,628
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	1,830,000	[b,c]	2,057,606
CenturyLink, Sr. Unscd. Notes		5.63	4/1/2025	170,000	[c]	183,706
Cincinnati Bell, Gtd. Notes		7.00	7/15/2024	435,000	[b,c]	453,755
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	2,295,000	[b,c]	2,451,347
CommScope, Gtd. Notes		7.13	7/1/2028	525,000	[b,c]	560,023
CommScope, Gtd. Notes		8.25	3/1/2027	3,620,000	[b,c]	3,868,893
CommScope Technologies, Gtd. Notes		5.00	3/15/2027	440,000	[b]	436,425
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	2,245,000	[b,c]	2,421,390
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,775,000	[b,c]	1,841,452
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	1,590,000	[c]	1,964,167

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 129.4% (continued)
Telecommunication Services - 9.4% (continued)
Intrado, Gtd. Notes	8.50	10/15/2025	1,555,000	[b,c]	1,506,795
ViaSat, Sr. Unscd. Notes	5.63	9/15/2025	650,000	[b,c]	665,632
ViaSat, Sr. Unscd. Notes	6.50	7/15/2028	890,000	[b,c]	964,542
				22,459,631
Utilities - 1.2%
NRG Energy, Gtd. Notes	7.25	5/15/2026	1,400,000	[c]	1,479,100
Pike, Gtd. Notes	5.50	9/1/2028	1,265,000	[b,c]	1,339,319
				2,818,419
Total Bonds and Notes (cost $289,559,132)			308,097,873

Floating Rate Loan Interests - 6.8%
Chemicals - .4%
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%	4.95	10/16/2025	1,048,600	[d]	1,034,182
Commercial & Professional Services - .4%
Amentum Government Services Holdings, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%	5.50	1/31/2027	993,000	[d]	1,002,930
Energy - .4%
Granite Acquisition, Second Lien Term Loan B, 1 Month LIBOR +7.25%	8.25	12/19/2022	1,055,501	[d]	1,054,187
Food Products - .4%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%	5.90	1/31/2028	975,000	[d]	987,187
Health Care - .2%
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%	3.90	2/21/2026	98,993	[d]	95,899
Pluto Acquisition I, First Lien 2020 Incremental Term Loan, 3 Month LIBOR +5.00%	5.50	6/20/2026	315,000	[d]	316,181
				412,080
Industrial - .3%
VAC Germany Holding, Term Loan B, 3 Month LIBOR +4.00%	5.00	3/8/2025	854,023	[d,e]	636,247
Information Technology - 1.8%
CT Technologies, Initial Term Loan, 1 Month LIBOR +5.00%	6.00	12/16/2025	880,000	[d]	878,900
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +4.50% @ Floor	4.50	6/13/2024	1,451,051	[d]	1,425,055
Ivanti Software, First Lien Initial Term Loan, 1 Month LIBOR +5.75% @ Floor	5.75	12/1/2027	1,579,880	[d]	1,578,892

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 6.8% (continued)
Information Technology - 1.8% (continued)
Software Luxembourg Acquisition, Second Out Term Loan, 3 Month LIBOR +8.50% @ Floor	8.50	4/27/2025	252,496	[d]	252,707
Software Luxembourg Acquisition, Senior Secured Term Loan, 1 Month LIBOR +7.50%	8.50	12/27/2024	76,624	[d]	78,539
				4,214,093
Insurance - 1.8%
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%	6.65	8/4/2025	3,043,636	[d]	3,073,312
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.65	2/28/2025	1,252,881	[d]	1,215,295
				4,288,607
Materials - .6%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.73	7/31/2025	112,406	[d]	110,664
LABL, Initial Dollar Term Loan, 3 Month LIBOR +4.50%	4.65	7/2/2026	1,296,717	[d]	1,300,361
				1,411,025
Technology Hardware & Equipment - .5%
Austin Bidco, Term Loan, 1 Month LIBOR +4.25% @ Floor	4.25	12/9/2027	665,000	[d]	662,506
Everi Payments, Term Loan, 1 Month LIBOR +10.50%	11.50	5/9/2024	497,500	[d]	517,400
				1,179,906
Total Floating Rate Loan Interests (cost $16,295,860)			16,220,444
Description			Shares		Value ($)
Common Stocks - .2%
Information Technology - .2%
SkillSoft, Cl. A (cost $322,823)			2,365	[e,f]	402,050

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
iShares iBoxx High Yield Corporate Bond ETF			12,800		1,117,440
SPDR Bloomberg Barclays High Yield Bond ETF			1,800		196,092
Total Exchange-Traded Funds (cost $1,250,714)			1,313,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - .2%
U.S. Government Securities
U.S. Treasury Bills (cost $589,976)	0.12	1/14/2021	590,000	[g] 589,994
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,885,628)	0.09		7,885,628	[h] 7,885,628
Total Investments (cost $315,904,133)			140.5%	334,509,521
Liabilities, Less Cash and Receivables			(40.5%)	(96,489,773)
Net Assets			100.0%	238,019,748

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $246,818,571 or 103.7% of net assets.

c Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

d Variable rate security—rate shown is the interest rate in effect at period end.

e The fund held Level 3 securities at December 31, 2020, these securities were valued at $1,038,297 or .44% of net assets.

f Non-income producing security.

g Security is a discount security. Income is recognized through the accretion of discount.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Strategies Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	-	13,809,106	-	13,809,106
Corporate Bonds	-	294,288,767	-	294,288,767
Equity Securities – Common Stocks	-	-	402,050	402,050
Exchange-Traded Funds	1,313,532	-	-	1,313,532
Floating Rate Loan Interests	-	15,584,197	636,247	16,220,444
Investment Companies	7,885,628	-	-	7,885,628
U.S. Treasury Securities	-	589,994	-	589,994
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(48,456)	-	(48,456)
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(27,855)	-	(27,855)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Strategies Fund

December 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	14,412,890	Euro	11,750,000	1/29/2021	48,456
Goldman Sachs
United States Dollar	2,229,034	British Pound	1,650,000	1/29/2021	(27,855)
Gross Unrealized Appreciation					48,456
Gross Unrealized Depreciation					(27,855)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2020, accumulated net unrealized appreciation on investments was $18,605,388, consisting of $19,847,242 gross unrealized appreciation and $1,241,854 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.